Segment information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table presents summary information by segment for the years ended December 31, 2014 and 2013, respectively.

	Consumer product		Trading		Biofuel Energy		Total
	2014	2013	2014	2013	2014	2013	2014	2013

Revenue from external customers	$53,051,808	$44,477,607	$2,999,463	$7,994,929	$9,441,835	$8,747,982	$65,493,106	$61,220,518
Revenue from intersegment	1,073,530	833,305	—	—	759,752	319,970	1,833,282	1,153,275
Cost of revenue	34,824,870	30,069,470	2,936,503	7,852,963	7,091,621	6,141,956	44,852,994	44,064,389
Gross profit	18,226,938	14,408,137	62,960	141,966	2,350,214	2,606,026	20,640,112	17,156,129
Interest Expenses	295,204	228,799	150,685	318,875	88,341	288,576	534,230	836,250
Depreciation & amortization	508,607	224,555	79,293	95,815	919,043	707,463	1,506,943	1,027,833
Segment profit	13,759,901	11,483,331	178,931	(718,195)	778,830	(561,117)	14,717,662	10,204,019
Segment assets	$64,878,256	$52,276,056	$6,760,386	$5,234,668	$7,069,952	$10,599,692	$78,708,594	$68,110,416

Revenue from External Customers by Products and Services [Table Text Block]
Segment information by products for the years ended December 31, 2014 and 2013:

			Barbecue			Barbecue
		Purification &	Charcoal –			Charcoal -
	Cleaning	Deodorization	domestic	Trading	EDLC Carbon	international	Total

Year ended December 31, 2014
Revenue	$2,277,143	$37,475,537	$13,299,128	$2,999,463	$8,630,296	$811,539	$65,493,106
Year ended December 31, 2013
Revenue	$973,569	$30,232,508	$13,271,530	$7,994,929	$8,188,855	$559,127	$61,220,518

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Geographic information about the revenues, which are classified based on customers, is set out as follows:

	Year ended December 31,
	2014	2013

Revenue from China	$64,217,607	$60,417,432
Revenue from foreign countries	1,275,499	803,086
Total Revenue	$65,493,106	$61,220,518